CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net income	$ 11	$ 109	$ 131	$ 262
Adjustments for the following non-cash items:
Depreciation	192	200	398	400
Unrealized foreign exchange and financial instruments loss (gain)	14	11	(7)	31
Share of earnings from equity-accounted investments	15	0	31	(32)
Deferred income tax (recovery) expense	(10)	14	(11)	34
Other non-cash items	4	33	26	50
Dividends received from equity-accounted investments	14	14	42	28
Changes in due to or from related parties	8	(41)	7	(36)
Net change in working capital balances	13	28	(1)	2
Cash flows from (used in) operating activities	261	368	616	739
Financing activities
Proceeds from medium term notes	250	0	250	0
Commercial paper and corporate credit facilities, net	(198)	(26)	(159)	(721)
Proceeds from non-recourse borrowings	309	852	525	945
Repayment of non-recourse borrowings	(235)	(573)	(546)	(666)
Capital contributions from participating non-controlling interests – in operating subsidiaries	0	10	7	257
Issuance of preferred limited partners' units	0	0	195	126
Repurchase of LP Units	0	0	0	(1)
Distributions paid:
To participating non-controlling interests – in operating subsidiaries	(174)	(262)	(251)	(396)
To preferred shareholders	(6)	(7)	(13)	(13)
To preferred limited partners' unitholders	(12)	(11)	(23)	(20)
To unitholders of Brookfield Renewable or BRELP	(183)	(171)	(365)	(342)
Borrowings from related party	0	322	0	922
Repayments to related party	0	(355)	0	(600)
Cash flows from (used in) financing activities	(249)	(221)	(380)	(509)
Investing activities
Investment in equity-accounted investments	(3)	(4)	(15)	(4)
Acquisitions net of cash and cash equivalents in acquired entity	0	(26)	0	(26)
Investment in property, plant and equipment	(57)	(34)	(110)	(63)
Proceeds from disposal of assets	11	82	105	82
Purchases of financial assets	(183)	(93)	(227)	(93)
Proceeds from financial assets	115	14	161	19
Restricted cash and other	45	66	(15)	11
Cash flows from (used in) investing activities	(72)	5	(101)	(74)
Foreign exchange loss on cash	(1)	1	(13)	1
Cash and cash equivalents
(Decrease) Increase	(61)	153	122	157
Net change in cash classified within assets held for sale	(4)	(8)	(8)	(8)
Balance, beginning of period	294	177	115	173
Balance, end of period	229	322	229	322
Supplemental cash flow information:
Interest paid	167	176	317	319
Interest received	3	6	9	10
Income taxes paid	$ 13	$ 18	$ 34	$ 37